Lease Arrangements - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 TWD ($)
Disclosure of quantitative information about leases for lessee [abstract]
Decrease in carrying amount of right-of-use asset due to modified lease contracts	$ 1,064,094
Income from subleasing right-of-use assets	8,199
Cash out flow for leases as a lessee	920,666
Operating lease direct cost	$ 3,007